Revenues	6 Months Ended
Jun. 30, 2016
Notes To Consolidated Financial Statements
Time Charter And Voyage Revenue	9. Revenues Revenues are comprised of the following:
	Six Months Ended
	June 30,
	2015	2016
Time charter revenue	$58,716	$48,873
Ballast bonus	4,756	1,505
Other income	2,837	2,439
Total	$66,309	$52,817